State Street SPDR SP Kensho Future Security ETF Expense Example - State Street SPDR SP Kensho Future Security ETF - State Street SPDR SP Kensho Future Security ETF	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	$ 567